Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 30,378,000
Final Prospectus	true